Financial instruments - Fair values and risk management - Additional information (Details)					12 Months Ended
	Dec. 04, 2023 T	Dec. 31, 2022 USD ($) T	Aug. 22, 2022 contract	Dec. 30, 2019 vessel	Dec. 31, 2023 USD ($) vessel numberOfInterestRateSwaps T	Dec. 31, 2022 USD ($) T	Dec. 31, 2021 USD ($)	Dec. 31, 2019 vessel	Jun. 21, 2022	Jun. 07, 2022	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 179,929,000			$ 429,370,000	$ 179,929,000	$ 152,528,000				$ 161,478,000
Proportion of ownership interest in subsidiary					100.00%
Percent of floating interest rates hedged					17.00%	46.00%
Notional amount		$ 536,532,000			$ 93,607,000	$ 536,532,000
Amount reclassified from hedging reserve					$ 24,700,000	$ 0
Number of interest rate swaps | numberOfInterestRateSwaps					4
Vessels | Suedmax Cypress
Disclosure of detailed information about financial instruments [line items]
Property plant and equipment, boat carrying capacity | T					157,310
Sale and leaseback agreement
Disclosure of detailed information about financial instruments [line items]
Number of bareboat-in vessels | vessel				3	3
Bareboat leaseback contract duration	14 years			54 months
Sale and leaseback agreement | Suedmax Cypress
Disclosure of detailed information about financial instruments [line items]
Bareboat leaseback contract duration	14 years
Property plant and equipment, boat carrying capacity | T		157,310				157,310
Sale and leaseback agreement | 3 VLCCs
Disclosure of detailed information about financial instruments [line items]
Number of bareboat-in vessels | vessel								3
Bareboat leaseback contract duration								54 months
Sale and leaseback agreement | Vessels | Suedmax Cypress
Disclosure of detailed information about financial instruments [line items]
Property plant and equipment, boat carrying capacity | T	157,310
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in subsidiary		100.00%
Percentage of voting equity interests acquired					50.00%				50.00%	50.00%
Fx Euro hedge
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swaps entered into | contract			4
Short position, hedging percentage			20.00%
Notional amount		$ 18,398,000			$ 0	$ 18,398,000
Interest rate swaps | SOFR
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount					93,600,000
Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		179,900,000			429,400,000	179,900,000
Market risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, amount					$ 1,000	1,000	$ 1,000
Interest rate risk | VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, percent					0.50%
Interest rate risk | Interest rate swaps | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount		$ 518,133,000			$ 93,607,000	$ 518,133,000
Fx rate risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage		15.40%			19.10%	15.40%	13.90%
Sensitivity analysis, reasonably possible change in risk variable, percent					10.00%
Fx rate risk | Fx Euro hedge | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount		$ 18,398,000			$ 0	$ 18,398,000
Customer one | Customer concentration risk | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage		1.17%			4.23%	1.17%
Customer one | Tankers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue					6.00%	8.00%	11.00%
Customer two | Tankers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue							10.00%
TI Pool | Customer concentration risk | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage		52.88%			55.14%	52.88%